COMMITMENTS AND CONTINGENCIES	6 Months Ended
Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 21 – COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. As of September 30, 2022 and March 31, 2022, no such contingent liabilities are assessed as probable.